Cash and Cash Equivalents	6 Months Ended
Jun. 30, 2024
Cash and Cash Equivalents [Abstract]
Cash and cash equivalents
6.	Cash and cash equivalents

	2024	2023
	€’000	€’000
Cash and cash equivalents	25	860
Restricted cash	386	287
	411	1,147

The restricted cash relates to amounts from the Agency for Competitiveness and Innovation (“IAPMEI”) as grant aid towards our C-5 development projects. This cash is subject to a variety of conditions relating to its disbursements and remains restricted until such time that project development commences.